Supplemental Financial Statement Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Supplemental Financial Statement Disclosures [Abstract]
Depreciation expense	$ 0.3	$ 0.3	$ 0.3	$ 0.9	$ 1.2	$ 0.4
Amortization expense	$ 0.8	$ 2.6	$ 2.3	$ 7.7
Weighted average estimated useful life			2 years 7 months 6 days		41 months